Income Taxes - Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 98,415,751	$ 77,822,839	$ 66,303,077	$ 88,074,856
Deferred tax expense in net profit for the year	1,455,448	15,035,341	12,197,304
Deferred tax discontinued operations	1,808,298	4,731,603	94,710
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	18,813,454	18,038,607
Deferred tax expense in net profit for the year	1,759,784	1,812,523	3,866,407
Deferred revenues [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	8,153,287	9,041,137
Deferred tax expense in net profit for the year	(688,767)	2,202,413	897,762
Tax losses carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	33,314,653	33,954,926
Deferred tax expense in net profit for the year	1,202,546	5,571,115	2,236,244
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(18,840,025)	(33,445,815)
Deferred tax expense in net profit for the year	1,696,734	8,016,244	3,990,750
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	405,489	135,658
Deferred tax expense in net profit for the year	253,932	852,888	(2,394,485)
Licenses and rights of use [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(2,630,583)	(3,668,389)
Deferred tax expense in net profit for the year	229,244	480,502	344,729
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	36,662,123	40,246,031
Deferred tax expense in net profit for the year	(6,148,504)	(354,802)	422,473
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	22,537,353	13,520,684
Deferred tax expense in net profit for the year	$ 3,150,479	$ (3,545,542)	$ 2,833,424